Warranty - Schedule of Company's Warranty Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Balance, beginning of year	$ 91	$ 94	$ 76
Expense, net	47	40	43
Settlements	(40)	(46)	(46)
Acquisitions [note 6]		1	17
Foreign exchange and other	(10)	2	4
Balance, end of year	$ 88	$ 91	$ 94